Organization and Business Description	12 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Li Bang International Corporation Inc. (“Li Bang International”) was incorporated in the Cayman Islands on July 8, 2021.

On July 8, 2021, the Company’s shareholders approved a Memorandum and Articles of Association, pursuant to which 500,000,000 shares were authorized as ordinary shares with a par value of $0.0001 per share, and the Company initially issued 10,000 ordinary shares. On July 15, 2022, in connection with the reorganization, the Company issued an additional 16,990,000 ordinary shares which was treated as a stock split. All references to the number of ordinary shares and per-share data in the accompanying consolidated financial statements (“CFS”) were retroactively adjusted to reflect such issuance of shares. The Company issued:

●	12,801,000 ordinary shares to Maple Huang Holdings Limited;

●	2,635,000 ordinary shares to Funa Lee Holdings Limited;

●	799,000 ordinary shares to Army Chan Holdings Limited; and

●	765,000 ordinary shares to Delight Wang Holdings Limited.

Of the 17,000,000 outstanding ordinary shares: 75.3% are owned by Maple Huang Holdings Limited, a British Virgin Islands (“BVI”) company, controlled by Huang Feng, our CEO and Chairman of the Board; and15.5% are owned by Funa Lee Holdings Limited, a BVI company, controlled by Li Funa, Huang Feng’s spouse. Therefore, Huang Feng beneficially owns 90.8% of the Company.

On July 26, 2021, Li Bang International formed its wholly owned subsidiary, Li Bang International Hong Kong Holdings Limited (“Li Bang HK”) in Hong Kong. On August 18, 2021, Li Bang HK formed its wholly owned subsidiary, Jiangsu Li Bang Intelligent Technology Co., Limited (“Li Bang Intelligent Technology” or “WFOE”) in the PRC.

Suzhou Deji Kitchen Engineering Co., Limited (“Suzhou Deji”) is a limited liability company incorporated on April 8, 2010, under the laws of China. Wuxi Li Bang Kitchen Appliance Co., Limited (“Wuxi Li Bang”) is a limited liability company incorporated on May 18, 2007, under the laws of China. Li Bang Kitchen Appliance Co., Limited (“Li Bang Kitchen Appliance”) is a limited liability company incorporated on March 22, 2019, under the laws of China. On December 2, 2019, Li Bang Kitchen Appliance established a subsidiary in China, Yangzhou Bangshijie Kitchen Appliance Co., Ltd. (“Yangzhou Bangshijie”). On November 25, 2015, Wuxi Li Bang established one subsidiary in China, Nanjing Bangshijie Kitchen Appliance Co., Ltd. (“Nanjing Bangshijie”). In March 2019, Wuxi Li Bang transferred its ownership in Nanjing Bangshijie to Li Bang Kitchen Appliance.

Reorganization

A reorganization of Li Bang International’s legal entity structure (the “Reorganization”) was completed on December 22, 2021. The Reorganization involved the incorporation of Li Bang International and Li Bang Intelligent Technology, and the transfer of the 100% equity interest of Li Bang Kitchen Appliance, Suzhou Deji and Wuxi Li Bang. Consequently, Li Bang International, through its subsidiary Li Bang HK, directly controls Li Bang Kitchen Appliance, Suzhou Deji and Wuxi Li Bang, and became the ultimate holding company of all other entities mentioned above.

After the Reorganization, the Company’s corporate structure was as follows:

The Company conducts its operations in China through its Operating Subsidiaries. The main business of its Operating Subsidiaries is to design, develop, produce and sell stainless steel commercial kitchen equipment in China under its “Li Bang” brand. Additionally, through its Operating Subsidiaries, the Company provides its customers with comprehensive services, from commercial kitchen design in the early stage to equipment installation and after-sales maintenance.